LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM INVESTMENTS
Schedule of long-term investments

		As of December 31,
	Note	2018	2019

Equity method investments:
Plum Inc.	(i)	$5,581	$—
Fundrise, L.P.	(ii)	11,319	11,655
Others	(iii)	2,714	1,081

Total equity method investments		19,614	12,736

Equity investment without readily determinable fair values Suzhou Youge Interconnection Venture Capital Center		727	718

Available-for-sale investment
Plum Inc.	(i)	2,000	—

Total Available-for-sale investment		2,000	—

Total long-term investments		$22,341	$13,454
(i)

In August 2015, the Company entered into agreements to purchase 2,304,205 Series A Preferred Shares issued by Plum Inc. for a total consideration of $10,500. The Company held 26.64%,  19.64% and 19.64% equity interest of Plum Inc. as of December 31, 2017, 2018 and 2019, respectively and recognized its share of loss in Plum Inc. of $1,452,  $1,826 and $1,041 for the years ended December 31, 2017, 2018 and 2019, respectively. The Company accounted for this investment as equity method as of December 31, 2018 and 2019 as it believes it is able to exert significant influence through its board seat held by the Company. In January 2017, the Company entered into agreements to purchase convertible promissory note issued by Plum Inc. for a total consideration of $2,000. The Company accounted for it as available-for-sale investment as the Company determined this as debt security and measured at fair value. The unrealized gains or losses of US$ nil and US$ nil were reported in other comprehensive (loss) income for the years ended December 31, 2018 and 2019, respectively. As of December 31, 2019, the Company performed an impairment analysis and recognized an OTTI loss of $6,540 in 2019.

(ii)

In October 2014, the Company entered into an agreement to purchase limited partnership interest of Fundrise, L.P. for a total consideration of $10,000. The Company held 98.04% equity interest as of December 31, 2018 and 2019 and recognized its share of gain of $148,  $276 and $336 for the years ended December 31, 2017, 2018 and 2019, respectively.

(iii)	Others represents other equity method investments with individual carrying amounts less than $1,500 as of December 31, 2018.